Annual Fund Operating Expenses	Jan. 14, 2026
Thornburg Small/Mid Cap Core Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.37%
Thornburg Small/Mid Cap Core Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.22%	[1]
Expenses (as a percentage of Assets)	3.09%
Fee Waiver or Reimbursement	(1.14%)	[1]
Net Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Core Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.14%)	[1]
Net Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.44%
Thornburg Small/Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.47%
Expenses (as a percentage of Assets)	3.34%
Fee Waiver or Reimbursement	(1.39%)	[2]
Net Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Growth Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.19%)	[2]
Net Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Core Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.49%)	[3]
Net Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Core Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.06%
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(0.98%)	[3]
Net Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Core Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.11%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(1.03%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Growth Fund - Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.54%)	[4]
Net Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Growth Fund - Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.59%
Expenses (as a percentage of Assets)	4.71%
Fee Waiver or Reimbursement	(3.51%)	[4]
Net Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027
Thornburg Small/Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.63%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 1, 2027

[1]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.95% and 0.95%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[2]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class C and Class I expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.95% and 0.95%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[3]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.45%, 1.20%, and 0.95%, respectively. Such waiver with respect to Class R3 expenses is effective February 1, 2026. Until that time, Thornburg has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.31%. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.
[4]	Thornburg Investment Management, Inc. (“Thornburg”) has contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses (excluding taxes, interest expenses, acquired fund fees and expenses, brokerage commissions, borrowing costs, expenses relating to short sales, and unusual expenses such as contingency fees or litigation costs) do not exceed 1.45%, 1.20%, and 0.95%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund’s Trustees at any time, but may not be terminated by Thornburg before February 1, 2027, unless Thornburg ceases to be the investment advisor of the Fund prior to that date. Thornburg may recoup amounts waived or reimbursed during the Fund’s fiscal year if actual expenses fall below the expense cap during that same fiscal year.